Equity Capital Structure, Series D Cumulative Perpetual Convertible Preferred Shares (Details)				5 Months Ended	12 Months Ended
	Dec. 12, 2024 USD ($) shares	Mar. 27, 2024 $ / shares	Aug. 07, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) Vote Director shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Mezzanine Equity [Abstract]
Consideration received for preferred shares issued					$ 50,000,000	$ 50,000,000	$ 0
Capital contribution					$ 22,437,675	500,000
Number of shares of Junior Stock that can be exchanged or converted (in shares) | shares					1
Reverse stock split ratio		0.1
Less: Deemed preferred dividend					$ 606,444	196,296	0
Mezzanine equity				$ 49,549,489	77,708,258	49,549,489
Dividends paid on Preferred Shares					$ 2,500,000	$ 479,167	$ 0
Series D Preferred Stock [Member]
Mezzanine Equity [Abstract]
Preferred stock issued (in shares) | shares				50,000	100,000	50,000
Preferred shares, dividend rate			5.00%		5.00%	5.00%
Dividend multiplier factor			1.3
Conversion price (in dollars per share) | $ / shares		$ 0.7	$ 7
Number of votes per share | Vote					0
Effective interest rate					10.24%
Preferred stock, redemption period					9 years
Less: Deemed preferred dividend				$ 196,296	$ 606,444
Mezzanine equity				49,549,489	77,708,258	$ 49,549,489
Fair value of mezzanine equity	$ 77,600,000			49,500,000	$ 49,500,000	49,500,000
Issuance costs						146,807
Series D Preferred Stock [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Conversion price (in dollars per share) | $ / shares			$ 0.3
Series D Preferred Stock [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Preferred shares, dividend rate			20.00%
Consecutive trading day period					5 days
Number of preferred directors right to elect with parity stock | Director					2
Series D Preferred Stock [Member] | Related Party [Member] | Toro [Member]
Mezzanine Equity [Abstract]
Preferred stock issued (in shares) | shares	50,000		50,000
Preferred shares, stated amount (in dollars per share) | $ / shares			$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.001
Consideration received for preferred shares issued	$ 50,000,000		$ 50,000,000
Capital contribution	$ 22,400,000		$ 500,000
Minimum number of shares that can be converted into common shares (in shares) | shares					500
Maximum number of shares that can be redeemed for cash (in shares) | shares					30,000
Period after closing date of transaction when shares cannot be disposed of					180 days
Preferred shares, dividend rate	5.00%		5.00%
Cash redemption percentage			105.00%		100.00%
Reverse stock split ratio		0.1
Dividends paid on Preferred Shares					$ 2,500,000
Dividend payable				$ 541,666	$ 687,500	$ 541,666